UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   STRATTON HOUSE
           5 STRATTON STREET
           LONDON ENGLAND W1J 8LA

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England            April 30, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:   $4,041,212
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

----          -------------------               ------------------------------


                                                   FORM 13F INFORMATION TABLE
                                                     EGERTON CAPITAL LIMITED
                                                         MARCH 31, 2013



COLUMN 1                       COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                    VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP       (x1000)    PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED    NONE
--------------                 ---------    ------      --------   --------   --- ----- ----------  --------  ----  -------   -----
AMERICAN EXPRESS CO            COM          025816109   589,683     8,741,220 SH        SOLE        NONE             8,741,220
AUTONATION INC                 COM          05329W102    85,170     1,946,745 SH        SOLE        NONE             1,946,745
BANK OF AMERICA CORPORATION    COM          060505104   229,879    18,873,477 SH        SOLE        NONE            18,873,477
CHARTER COMMUNICATIONS INC D   CL A NEW     16117M305    34,296       329,200 SH        SOLE        NONE               329,200
COMCAST CORP NEW               CL A         20030N101   270,340     6,439,737 SH        SOLE        NONE             6,439,737
DELTA AIR LINES INC DEL        COM NEW      247361702    60,091     3,639,658 SH        SOLE        NONE             3,639,658
DISNEY WALT CO                 COM DISNEY   254687106   415,689     7,318,467 SH        SOLE        NONE             7,318,467
FIRST REP BK SAN FRANCISCO C   COM          33616C100    43,090     1,115,739 SH        SOLE        NONE             1,115,739
FISERV INC                     COM          337738108   116,180     1,322,327 SH        SOLE        NONE             1,322,327
GOOGLE INC                     CL A         38259P508   136,777       172,222 SH        SOLE        NONE               172,222
MASTERCARD INC                 CL A         57636Q104   251,829       465,377 SH        SOLE        NONE               465,377
MONDELEZ INTL INC              CL A         609207105   113,440     3,704,769 SH        SOLE        NONE             3,704,769
NEWS CORP                      CL A         65248E104   615,897    20,186,722 SH        SOLE        NONE            20,186,722
NIKE INC                       CL B         654106103   118,814     2,013,448 SH        SOLE        NONE             2,013,448
NORFOLK SOUTHERN CORP          COM          655844108   121,589     1,577,436 SH        SOLE        NONE             1,577,436
SIGNET JEWELERS LIMITED        SHS          G81276100   169,046     2,523,068 SH        SOLE        NONE             2,523,068
SIX FLAGS ENTMT CORP NEW       COM          83001A102    24,911       343,691 SH        SOLE        NONE               343,691
UNITED RENTALS INC             COM          911363109    55,330     1,006,552 SH        SOLE        NONE             1,006,552
VISA INC                       COM CL A     92826C839   327,175     1,926,369 SH        SOLE        NONE             1,926,369
WESCO INTL INC                 COM          95082P105    62,394       859,304 SH        SOLE        NONE               859,304
WILLIAMS SONOMA INC            COM          969904101   115,688     2,245,492 SH        SOLE        NONE             2,245,492
YANDEX N V                     SHS CLASS A  N97284108    83,904     3,625,927 SH        SOLE        NONE             3,625,927





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